Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Income Statement [Abstract]
Net sales	$ 292,759	$ 302,317	$ 270,948
Cost of sales	166,585	169,087	154,640
Gross profit	126,174	133,230	116,308
Selling, general and administrative expenses	110,806	118,075	107,444
Depreciation and amortization	4,563	4,713	5,267
Total operating expenses	115,369	122,788	112,711
Operating income	10,805	10,442	3,597
Interest and other financing costs	9,272	10,200	11,319
Income (loss) before income taxes	1,533	242	(7,722)
Income tax expense	20	23	24
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Weighted average common shares outstanding
Basic	13,538	11,392	11,390
Diluted	13,544	11,438	11,390
Net income (loss) per share
Basic	$ 0.11	$ 0.02	$ (0.68)
Diluted	$ 0.11	$ 0.02	$ (0.68)